INCOME TAXES - Summary of Components of the Net Deferred Income Tax Asset Liability (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 6,775	$ 6,561
Accrual unrecognized tax benefits	235	277
Deferred tax assets, operating loss carry-forwards	7,010	6,838
Tax credit carry-forward, amount	806	723
Valuation allowance, deferred tax asset, increase (decrease), amount	(1,462)
Valuation allowances	$ (9,706)	$ (8,244)